Principal accounting policies - Recently issued accounting pronouncements (Details) $ in Millions	Dec. 31, 2019 USD ($)
ASC 326 | Restatement Adjustment
Disaggregation of Revenue [Line Items]
Opening balance of accumulated losses	$ 4